short-term borrowings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of detailed information about borrowings
Long-term debt	$ 14,101	$ 13,660
Short-term borrowings	100	100	$ 100
TELUS Communications Inc. | Revolving period securitization agreement
Disclosure of detailed information about borrowings
Cash proceeds from monthly sales	100	100
Trade receivables sold	120	119
Short-term borrowings	100	100
TELUS Communications Inc. | Revolving period securitization agreement | Maximum
Disclosure of detailed information about borrowings
Trade receivables that can be sold under the securitization agreement	$ 500	$ 500